Note 8 - Share Capital and Reserves (Details Textual)										12 Months Ended
	Dec. 11, 2018 CAD ($) shares	Jun. 07, 2018 CAD ($) $ / shares shares	Aug. 26, 2017 CAD ($)	Jun. 01, 2017 CAD ($) $ / shares shares	Feb. 07, 2017 CAD ($) $ / shares shares	Jan. 06, 2017 CAD ($)	Oct. 10, 2016 CAD ($) shares	Jul. 14, 2016 CAD ($)	May 25, 2016 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) shares		Dec. 31, 2017 CAD ($) shares		Dec. 31, 2016 CAD ($)
Statement Line Items [Line Items]
Issue of equity, private placement, number of units | shares		9,440,000		9,857,800	2,519,407				3,229,082
Weighted average unit price | $ / shares		$ 1		$ 1.75	$ 1.35				$ 1.35
Proceeds from issuing units		$ 9,440,000		$ 17,251,150	$ 3,401,199				$ 4,359,260
Number of common shares issued per private placement unit | shares		1		1	1				1
Number of warrants issued per private placement unit | shares		0.5		0.5	0.5				0.5
Number of common shares purchasable from a warrant | shares		1		1	1				1
Finders' fee		$ 384,900		$ 1,035,069	$ 88,631
Share issue related cost		216,659		296,823	116,408					$ 17,282		$ 203,232
Weighted average remaining contractual life of outstanding warrants										2.14		1.95		1.34
Stock options issuance limitations, maximum percentage of allowed issuable options										10.00%
Stock options issuance limitations, maximum percentage of allowed issuable options for services rendered										2.00%
Number of shares authorised | shares										1,465,672
Stock option limitations, maximum amount of stock options exercisable during a 3 month period												25.00%
Weighted average exercise price of share options exercised in share-based payment arrangement										$ 0.72		$ 0.88		$ 1.08
Weighted average remaining contractual life of outstanding share options										1.24		1.33		1.13
Expense from share-based payment transactions with employees										$ 1,308,740		$ 2,693,070		$ 1,869,010
Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement							150,000	105,000
Weighted average exercise price of share options exercised in share-based payment arrangement							$ 1.23	$ 1.37
Total number of shares issued | shares							63,510					532,836
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted										5
Warrants [member]
Statement Line Items [Line Items]
Weighted average share price		1.35		2.45	2				$ 2
Finders' warrants [member]
Statement Line Items [Line Items]
Weighted average share price		$ 1.35		$ 2	$ 1.35				1.44
Finders' fee									$ 147,925
Maximum number of common shares purchasable from warrants | shares		192,450		295,734	17,911				45,944
Warrants, fair value		$ 36,566		$ 171,526	$ 9,165				$ 17,918
Share issue related cost									$ 119,689
Stock options expiring December 11, 2018 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement	552,000
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.72
Total number of shares issued | shares	64,094
Stock options expiring January 6, 2017 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement												1,180,000	[1]
Stock options expiring January 6, 2017 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement						350,000
Weighted average exercise price of share options exercised in share-based payment arrangement						$ 0.98
Stock options expiring August 26, 2017 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement												1,310,000	[1]	135,000
Stock options expiring August 26, 2017 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement			1,150,000
Weighted average exercise price of share options exercised in share-based payment arrangement			$ 0.74
First set of stock options expiring December 11, 2018 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement										575,000	[2]	134,000	[1]	32,000
First set of stock options expiring December 11, 2018 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement												92,000
Weighted average exercise price of share options exercised in share-based payment arrangement												$ 0.72

[1]	In accordance with the Company’s stock option plan, options holders exercised 350,000; 1,150,000 and 92,000 stock options on a cashless basis at an exercise price of $0.98, $0.74 and $0.72, respectively. The total number of shares issued in connection with the cashless exercise of options was 532,836.
[2]	In accordance with the Company's stock option plan, options holders exercised 552,000 stock options on a cashless basis at an exercise price of $0.72. The total number of shares issued in connection with the cashless exercise of options was 64,094.